Financial investments	12 Months Ended
Dec. 31, 2024
Financial investments [Abstract]
Financial investments	Financial investments
Consists mainly of investments in Brazilian Treasury Bonds (“LFTs”) and financial letters in the amount of R$487,924 as of December 31, 2024 (R$782,612 as of December 31, 2023) with an average return of 100% of the CDI (12.15% per year as of December 31, 2024 and 11.65% per year as of December 31, 2023), with original maturities greater than three-months, but not related to any compulsory reserve. The LFTs were classified as fair value through other comprehensive income and financial letters as amortized cost. Unrealized accumulated OCI effects on LFTs for the years ended December 31, 2024, 2023 and 2022 as disclosed on note 24.